Report of Directors Corporate Governance - Annual incentive (Details) £ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 USD ($)
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Maximum opportunity (% of salary)	300.00%	300.00%
Georges Elhedery
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Base salary	$ 1,479	£ 1,500	$ 989
Maximum opportunity (% of salary)	300.00%	300.00%
Scorecard outcome	80.13%	80.13%
Risk & compliance modifier		£ 0
Annual incentive £000	$ 3,605	3,605	$ 1,677
Pam Kaur
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Base salary	$ 863	£ 875
Maximum opportunity (% of salary)	300.00%	300.00%
Scorecard outcome	80.03%	80.03%
Risk & compliance modifier		£ 0
Annual incentive £000	$ 2,100	£ 2,100